Expense Example (dei_DocumentInformationDocumentAxis, (PIMCO Foreign Currency Strategy Exchange-Traded Fund), (PIMCO Foreign Currency Strategy Exchange-Traded Fund), USD $)	0 Months Ended
Feb. 07, 2013
(PIMCO Foreign Currency Strategy Exchange-Traded Fund) | (PIMCO Foreign Currency Strategy Exchange-Traded Fund)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 66
Expense Example, with Redemption, 3 Years	$ 208